Notes to the consolidated statements of income	9 Months Ended
Sep. 30, 2020
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statement of income for the three and nine months ended September 30, 2020 and 2019:

Revenue

in € THOUS

	For the three months ended
	September 30,
	2020			2019
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	3,099,844	—	3,099,844	3,155,050	—	3,155,050
Care Coordination	327,560	72,033	399,593	271,307	65,959	337,266
	3,427,404	72,033	3,499,437	3,426,357	65,959	3,492,316

Health care products
Dialysis products	866,144	24,459	890,603	877,008	29,869	906,877
Non-dialysis products	23,728	—	23,728	19,810	—	19,810
	889,872	24,459	914,331	896,818	29,869	926,687
Total	4,317,276	96,492	4,413,768	4,323,175	95,828	4,419,003

	For the nine months ended
	September 30,
	2020			2019
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	9,522,094	—	9,522,094	9,232,698	—	9,232,698
Care Coordination	955,851	230,024	1,185,875	849,788	182,335	1,032,123
	10,477,945	230,024	10,707,969	10,082,486	182,335	10,264,821
Health care products
Dialysis products	2,599,606	75,720	2,675,326	2,479,262	96,756	2,576,018
Non-dialysis products	75,614	—	75,614	55,753	—	55,753
	2,675,220	75,720	2,750,940	2,535,015	96,756	2,631,771
Total	13,153,165	305,744	13,458,909	12,617,501	279,091	12,896,592

b)    Research and development expenses

Research and development expenses of €141,346 for the nine months ended September 30, 2020 (for the nine months ended September 30, 2019: €119,178) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €3,777 (for the nine months ended September 30, 2019: €1,795).

c)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and fully diluted earnings per share computations for 2020 and 2019:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	353,502	332,584	987,193	857,113

Denominators:
Weighted average number of shares outstanding	292,817,296	301,440,412	294,458,296	303,832,868
Potentially dilutive shares	251,979	—	230,751	83,518
Basic earnings per share	1.21	1.10	3.35	2.82
Diluted earnings per share	1.21	1.10	3.35	2.82

Share buy-back program

In 2020, the Company continued to utilize the authorization granted by the Company’s Annual General Meeting on May 12, 2016 to conduct a share buy-back program. The current share buy-back program, announced on June 14, 2019 allowed for repurchase of a maximum of 12,000,000 shares at a total purchase price, excluding ancillary transaction costs, of up to €660,000 between June 17, 2019 and June 17, 2020. On April 1, 2020, the Company concluded the current buy-back program. The prior buy-back program expired on May 10, 2019 and the repurchased shares were retired. The following tabular disclosure provides the number of shares acquired in the context of the share buy-back programs as well as the retired treasury stock:

Treasury Stock

		Total number of shares
		purchased and retired
		as part of publicly
	Average price per	announced plans or	Total value of
Period	share	programs	shares (1)
	in €		in € THOUS
December 31, 2018	51.00	999,951	50,993
Purchase of Treasury Stock
March 2019	69.86	1,629,240	113,816
April 2019	72.83	1,993,974	145,214
May 2019	72.97	147,558	10,766
Repurchased Treasury Stock	71.55	3,770,772	269,796

Retirement of repurchased Treasury Stock
June 2019	71.55	3,770,772	269,796

Purchase of Treasury Stock
June 2019	67.11	504,672	33,870
July 2019	66.77	1,029,655	68,748
August 2019	57.53	835,208	48,050
September 2019	59.67	627,466	37,445
October 2019	57.85	692,910	40,084
November 2019	64.78	852,859	55,245
December 2019	63.85	564,908	36,067
Repurchased Treasury Stock	62.55	5,107,678	319,509
December 31, 2019	60.66	6,107,629	370,502

Purchase of Treasury Stock
January 2020	84.37	124,398	10,495
February 2020 (2)	249.10	25,319	6,307
March 2020	63.05	4,842,943	305,362
April 2020	63.07	694,813	43,824
Repurchased Treasury Stock	64.35	5,687,473	365,988
TOTAL	62.44	11,795,102	736,490
(1)	The value of shares previously repurchased and included above as of December 31, 2018 is inclusive of fees (net of taxes) paid in the amount of approximately €11 (in € THOUS) for services rendered.
(2)

The purchase price of the shares of the program beginning on June 17, 2019 is based on the volume weighted average price of the Company's shares for the period and changes in the volume weighted average price resulted in retroactive adjustments to the purchase price, even if no shares were purchased. The February adjustment, in combination with lower shares purchased, resulted in a particularly high average price per share for the month.

As of September 30, 2020, the Company holds 11,795,102 treasury shares. These shares will be used solely to reduce the registered share capital of the Company by cancellation of the acquired shares.

d)    Impacts of severe acute respiratory syndrome coronavirus 2 ("COVID-19")

The Company and its patient population have been impacted by the severe acute respiratory syndrome coronavirus 2 (“COVID-19”). The Company provides life-sustaining dialysis treatments and other critical healthcare services and products to patients. Its patients need regular and frequent dialysis treatments, or else they face significant health consequences that would result in either hospitalization or death. To be able to continue care for its patients, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support healthcare providers and patients. The Company has recorded €224,449 of related reimbursement payments and funding reflecting the specific terms and regulations set forth in the local laws and regulations, primarily directly against the respective cost of revenue line item, and the rest against the selling, general and administrative expense line item in the statement of profit and loss in accordance with IAS 20, Accounting for Government Grants and Disclosure of Government Assistance. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns. At the same time the Company incurred lower costs in certain areas, for example for travel. Overall, including COVID-19 reimbursements, the Company concluded that COVID-19 resulted in an immaterial impact to net income attributable to shareholders of FMC-AG & Co. KGaA in the nine months ended September 30,2020.

On March 27, 2020, the U.S. administration signed the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) which provides relief funds to hospitals and other healthcare providers in connection with the impact of the on-going COVID-19 pandemic. The Company received U.S. federal relief funding under the CARES Act in the amount of $284,900 (€253,238 for the nine months ended September 30, 2020). The part of this funding that is not yet offset with qualifying costs incurred in relation to COVID-19 for the three-and-nine months ended September 30, 2020 is recorded as a liability on the Company’s consolidated balance sheet within current provisions and other current liabilities as of September 30, 2020 and will be offset against all qualifying costs that are incurred in the fourth quarter of 2020.

The Company currently estimates that all funds received from grants comply with the terms and conditions associated with the funding received. Additional guidance is expected to be released from the U.S. Department of Health and Human Services with regards to the application of CARES Act relief funds which may affect the Company’s estimate as of September 30, 2020. All funding received under the CARES Act in the U.S. is to be applied solely to the Company’s U.S. operations. In accordance with the conditions of the funding received under the grants, the Company is obliged and committed to fulfilling all the requirements of the grant funding arrangements in the respective jurisdictions in which funding was received. The Company has determined that there is reasonable assurance that it will continue to be entitled to the amounts received and comply with the requirements related to the grants.

Additionally, the Company received advance payments under the Centers for Medicare and Medicaid (“CMS”) Accelerated and Advance Payment program which are recorded as a contract liability upon receipt and recognized as revenue when the respective services are provided. The Company recorded a contract liability within current provisions and other current liabilities in the amount of €896,642 as of September 30, 2020.

e)    Previously performed impairment test in the Latin America Segment

In the second quarter of 2020, the Company performed an impairment test of goodwill and non-amortizable intangible assets due to adverse changes in the Latin America Segment’s economic environment, in part exacerbated by COVID-19, specifically in relation to a negative impact from country-specific risk rates increasing the weighted average cost of capital in the Latin America Segment which the Company determined to be a triggering event in accordance with IAS 36, Impairment of Assets. At that time, the Company determined that the recoverable amount of the Latin America Segment exceeded the carrying amount by €23,096. At September 30, 2020, the Company did not identify any further triggering event which would result in an additional impairment test of goodwill for the Latin America Segment. Any adverse developments in future periods would likely lead to impairment charges on this cash-generating unit. The following table shows the key assumptions and amounts by which the key assumptions would need to change that the recoverable amount equals the carrying amount:

Key assumptions							Sensitivity analysis
in %			Latin America				Change in percentage points	Latin America
	2020			2019				2020	2019
Pre-tax WACC	11.90	-	25.57	10.45	-	20.02	Pre-tax WACC	0.22	1.87
After-tax WACC	8.83	-	22.50	8.06	-	17.63	After-tax WACC	0.15	1.24